SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
COMMON STOCK
Argentina — 0.2%
Consumer Discretionary — 0.2%
Arcos Dorados Holdings Inc., Class A	1,009,600	$8,137

Brazil — 1.8%
Consumer Discretionary — 0.7%
Cogna Educacao S.A.	15,113,000	6,558
Construtora Tenda S	1,033,900	7,374
Vibra Energia S.A.	2,758,100	15,943
		29,875
Energy — 0.6%
Brava Energia	1,894,100	7,004
Petroleo Brasileiro SA, Class A ADR	1,162,686	17,022
		24,026
Financials — 0.2%
Pagseguro Digital Ltd., Class A	846,797	7,663

Health Care — 0.1%
Fleury SA	2,151,500	6,402

Materials — 0.2%
Gerdau S.A. ADR	1,906,780	7,703

		75,669
Chile — 0.4%
Industrials — 0.4%
Latam Airlines Group S.A.	553,527,109	16,096

China — 17.3%
Communication Services — 3.8%
G-bits Network Technology Xiamen Co. Ltd., Class A	181,030	9,598
Giant Network Group Co. Ltd., Class A	1,736,700	7,077
NetEase Inc. ADR	190,800	24,449
Tencent Holdings Ltd.	2,094,189	115,563
Weibo Corp. ADR	744,952	5,408
		162,095
Consumer Discretionary — 2.4%
Alibaba Group Holding Ltd. ADR	352,677	33,850
Geely Automobile Holdings Ltd.	7,545,000	16,289
H World Group Ltd. ADR	223,176	9,311
JD.com Inc. ADR	439,400	11,196
Li Ning Co. Ltd.	7,887,500	14,869

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
China — (continued)
Consumer Discretionary (continued)
TAL Education Group ADR [1]	1,712,563	$16,389
		101,904
Energy — 0.4%
PetroChina Co. Ltd., Class H	15,556,000	16,789

Financials — 4.2%
China Construction Bank Corp., Class H	97,901,000	100,980
China International Capital Corp. Ltd., Class H	6,046,000	16,269
China Life Insurance Co. Ltd., Class H	3,881,000	13,283
China Pacific Insurance Group Co. Ltd., Class H	5,022,800	17,274
China Taiping Insurance Holdings Co. Ltd.	3,598,800	8,318
Industrial & Commercial Bank of China, Class H	25,722,350	21,131
		177,255
Health Care — 1.1%
China Resources Pharmaceutical Group Ltd.	7,954,000	4,305
Jointown Pharmaceutical Group Co. Ltd., Class A	13,790,008	9,546
WuXi AppTec Co. Ltd., Class H	1,663,000	32,737
		46,588
Industrials — 2.3%
CITIC Ltd.	9,264,000	12,572
Contemporary Amperex Technology Co. Ltd., Class A	514,775	29,924
COSCO SHIPPING Holdings Co. Ltd., Class H	10,208,400	16,961
Harbin Electric Co. Ltd., Class H	2,960,000	5,835
JD Logistics Inc. [1]	4,892,300	7,363
Sieyuan Electric Co. Ltd., Class A	382,708	9,796
Yutong Bus Co. Ltd., Class A	3,429,500	13,574
		96,025
Information Technology — 1.4%
Lenovo Group Ltd.	10,022,000	29,738
Zhongji Innolight Co. Ltd., Class A	155,800	29,666
		59,404
Materials — 1.7%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A	1,748,305	10,564
China Hongqiao Group Ltd.	7,133,500	18,395
China Lumena New Materials Corp. [1,2]	264,100	—
Tianqi Lithium Corp., Class A [1]	709,974	6,445
Zangge Mining Co. Ltd., Class A	1,295,300	13,333
Zijin Mining Group Co. Ltd., Class H	6,414,000	22,680
		71,417
		731,477

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Colombia — 0.1%
Financials — 0.1%
Grupo Cibest S.A. ADR	65,563	$5,208

Egypt — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	2,319,472	6,028

India — 8.2%
Consumer Discretionary — 0.9%
Bajaj Auto Ltd.	175,902	18,093
Eicher Motors Ltd.	74,863	5,606
Mahindra & Mahindra Ltd.	406,906	13,234
		36,933
Energy — 1.0%
Aegis Logistics Ltd.	200,742	2,495
Chennai Petroleum Corp. Ltd.	720,685	8,819
Oil & Natural Gas Corp. Ltd.	4,470,947	11,086
Oil India Ltd.	1,974,108	8,684
Reliance Industries Ltd.	779,538	10,679
		41,763
Financials — 1.3%
BSE Ltd. [1]	370,193	15,157
IIFL Finance Ltd.	1,453,965	7,816
LIC Housing Finance Ltd.	1,313,818	7,837
Muthoot Finance Ltd.	372,366	11,825
PNB Housing Finance Ltd.	547,657	6,017
South Indian Bank Ltd.	22,250,329	10,744
		59,396
Health Care — 0.7%
Lupin Ltd.	759,555	19,414
Narayana Hrudayalaya Ltd.	291,411	6,078
Natco Pharma Ltd.	710,000	6,992
		32,484
Industrials — 0.5%
Cemindia Projects Ltd.	242,819	3,339
Gujarat Pipavav Port Ltd.	4,157,756	6,646
MTAR Technologies Ltd. [1]	82,326	6,653
		16,638
Information Technology — 0.6%
Sterlite Technologies Ltd. [1]	1,436,045	9,392
Tech Mahindra Ltd.	1,009,203	15,022
		24,414

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
India — (continued)
Materials — 3.0%
Asian Paints Ltd.	373,455	$10,406
Chambal Fertilisers and Chemicals Ltd.	1,751,594	8,669
Grasim Industries Ltd.	387,097	12,690
Hindalco Industries Ltd.	2,276,037	23,118
National Aluminium Co. Ltd.	5,643,989	20,335
Navin Fluorine International Ltd.	101,293	8,237
Solar Industries India Ltd.	54,078	10,696
Vedanta Aluminium Metal Ltd. [1]	4,143,238	19,629
Vedanta Iron and Steel Ltd. [1]	4,143,238	1,544
Vedanta Ltd.	4,143,238	12,337
		127,661
Utilities — 0.2%
PTC India Ltd.	2,804,111	5,373
Vedanta Oil and Gas Ltd. [1]	4,143,238	1,411
Vedanta Power Ltd. [1]	4,143,238	1,763
		8,547
		347,836
Indonesia — 0.5%
Consumer Staples — 0.1%
Indofood Sukses Makmur Tbk PT	11,479,200	4,294

Energy — 0.2%
Adaro Andalan Indonesia PT	11,722,100	5,087
Alamtri Resources Indonesia Tbk PT	44,795,900	5,678
		10,765
Materials — 0.2%
Aneka Tambang Tbk PT	45,665,700	6,683

		21,742
Kuwait — 0.2%
Communication Services — 0.2%
Mobile Telecommunications Co. KSCP	4,082,541	8,035

Malaysia — 0.7%
Consumer Staples — 0.2%
SD Guthrie BHD	5,808,700	8,519

Industrials — 0.3%
Sime Darby BHD	9,180,100	4,834
Zetrix Ai BHD	30,514,300	5,706
		10,540

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Malaysia — (continued)
Materials — 0.2%
Press Metal Aluminium Holdings BHD	4,713,800	$8,897

		27,956
Mexico — 1.1%
Energy — 0.3%
Vista Energy SAB de CV ADR [1]	181,025	11,549

Financials — 0.2%
Gentera SAB de CV	2,944,200	6,381

Materials — 0.3%
Grupo Mexico SAB de CV, Class B	1,222,500	13,815

Real Estate — 0.3%
Fibra Uno Administracion SA de CV [3]	7,347,700	12,626

		44,371
Peru — 0.9%
Financials — 0.9%
Credicorp Ltd.	98,741	38,468

Poland — 0.8%
Energy — 0.4%
ORLEN SA	561,130	18,867

Financials — 0.4%
Powszechny Zaklad Ubezpieczen SA	840,521	14,688

		33,555
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	1,616,552	5,883

Russia — 0.0%
Energy — 0.0%
LUKOIL PJSC [1,2]	172,525	—

Saudi Arabia — 1.1%
Energy — 0.7%
Saudi Arabian Oil Co.	4,018,474	27,923

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Saudi Arabia — (continued)
Financials — 0.4%
Banque Saudi Fransi	1,431,958	$7,396
Riyad Bank	2,269,039	12,028
		19,424
		47,347
South Africa — 1.6%
Energy — 0.1%
Exxaro Resources Ltd.	563,097	6,978

Materials — 1.5%
Anglogold Ashanti PLC	195,256	15,739
Gold Fields Ltd. ADR	718,162	24,123
Impala Platinum Holdings Ltd.	1,161,259	12,200
Sasol Ltd. [1]	711,827	7,032
		59,094
		66,072
South Korea — 27.0%
Communication Services — 0.2%
LG Uplus Corp.	909,513	8,211

Consumer Discretionary — 0.8%
Hankook Tire & Technology Co. Ltd.	240,164	9,688
Kia Corp.	242,278	21,882
Youngone Corp.	92,799	4,381
		35,951
Consumer Staples — 0.1%
KT&G Corp.	44,278	4,873

Energy — 0.2%
HD Hyundai Co. Ltd.	78,285	10,195

Financials — 2.6%
DB Insurance Co. Ltd.	74,956	6,531
Hana Financial Group Inc.	306,333	22,881
KIWOOM Securities Co. Ltd.	40,149	9,042
Korea Investment Holdings Co. Ltd.	122,732	17,778
Samsung Life Insurance Co. Ltd.	30,915	8,141
Samsung Securities Co. Ltd.	182,406	12,980
Shinhan Financial Group Co. Ltd.	208,666	13,084
Woori Financial Group Inc.	947,987	17,904
		108,341
Industrials — 6.3%
GS Holdings Corp.	142,861	6,146

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
South Korea — (continued)
Industrials (continued)
Hanwha Corp.	196,956	$12,854
HD Hyundai Electric Co. Ltd.	15,295	9,812
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	64,496	14,719
Hyosung Heavy Industries Corp.	8,974	20,394
LX INTERNATIONAL CORP.	215,194	5,126
Samsung Engineering Co. Ltd.	471,983	14,720
SK Square Co. Ltd. [1]	156,659	177,159
		260,930
Information Technology — 16.7%
LG Innotek Co. Ltd.	35,944	23,281
Samsung Electro-Mechanics Co. Ltd.	36,142	52,342
Samsung Electronics Co. Ltd.	1,976,572	438,596
SK Hynix Inc.	107,980	190,540
		704,759
Materials — 0.1%
Han Kuk Carbon Co. Ltd. [1]	282,794	4,920

		1,138,180
Taiwan — 29.1%
Financials — 0.7%
Cathay Financial Holding Co. Ltd.	4,623,000	14,337
KGI Financial Holding Co Ltd.	14,258,000	12,954
		27,291
Health Care — 0.3%
PharmaEssentia Corp. [1]	319,000	13,473

Industrials — 1.0%
Eva Airways Corp.	7,086,000	10,049
Evergreen Marine Corp. Taiwan Ltd.	3,738,000	21,702
Mega Union Technology Inc.	130,892	4,048
Wan Hai Lines Ltd.	3,760,000	9,367
		45,166
Information Technology — 27.0%
Accton Technology Corp.	771,000	61,497
Asia Vital Components Co. Ltd.	518,019	41,903
ASPEED Technology Inc.	37,000	19,523
Chroma ATE Inc.	429,000	29,813
Delta Electronics Inc.	1,190,000	74,737
Elite Material Co. Ltd.	314,000	54,284
Gigabyte Technology Co. Ltd.	718,000	7,845
Gold Circuit Electronics Ltd.	1,504,000	57,759
Hon Hai Precision Industry Co. Ltd.	4,880,298	38,943

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Innodisk Corp.	228,000	$11,898
King Slide Works Co. Ltd.	68,000	15,934
MediaTek Inc.	121,000	16,488
MPI Corp.	96,000	18,775
Nanya Technology Corp. [1]	1,236,000	18,089
Taiwan Semiconductor Manufacturing Co. Ltd.	6,472,000	510,578
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	178,576	85,283
Wistron Corp. [1]	5,028,000	25,363
Wiwynn Corp. [1]	189,000	27,919
WPG Holdings Ltd.	2,550,000	8,643
WT Microelectronics Co. Ltd.	1,461,000	9,901
		1,135,175
Materials — 0.1%
Nan Ya Plastics Corp.	1,061,000	5,648

		1,226,753
Thailand — 1.2%
Consumer Discretionary — 0.2%
Com7, Class F	9,469,400	7,953

Energy — 0.2%
PTT Exploration & Production PCL	2,534,700	10,187

Financials — 0.8%
Kasikornbank PCL	3,369,500	22,158
Kiatnakin Phatra Bank PCL	3,068,800	9,322
		31,480
		49,620
Turkey — 1.0%
Consumer Staples — 0.2%
BIM Birlesik Magazalar AS	1,029,272	8,073

Energy — 0.2%
Turkiye Petrol Rafinerileri AS	1,593,379	7,744

Industrials — 0.2%
AG Anadolu Grubu Holding AS	10,159,520	7,549

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Turkey — (continued)
Real Estate — 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT [3]	39,553,912	$17,602

		40,968
United Arab Emirates — 0.3%
Real Estate — 0.3%
Emaar Properties PJSC	4,185,121	13,602

United States — 0.3%
Information Technology — 0.3%
Cognizant Technology Solutions Corp., Class A	322,317	12,483

Total Common Stock
(Cost $2,650,925) — 94.0%		3,965,486

	Face Amount
EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)
10/1/2026[1,4,5]	$42,138,000	49,693
Goldman Sachs Corp. (Underlying Reference is a Basket Consisting of China A Shares)
9/30/2026[1,4,5]	44,000,000	49,003

Total Equity-Linked Notes
(Cost $86,138) — 2.4%		98,696

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.57% *	123,749,770	$123,750

Total Short-Term Investment
(Cost $123,750) — 2.9%		123,750

Total Investments — 99.3%
(Cost $2,860,813)		4,187,932

Other Assets in Excess of Liabilities — 0.7%		30,637

Net Assets — 100.0%		$4,218,569

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/(Depreciation) (000)
Long Contracts
MSCI Emerging Markets Index	1,306	9/21/2026	$113,889	$114,752	$863

*	The rate reported is the 7-day effective yield as of June 30, 2026.
1	Non-income producing security.
2	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3	Real Estate Investment Trust.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 6/30/2026, the value of these securities amounted to $98,696 (000) representing 2.4% of the Net Assets.
5	Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. or Goldman Sachs Corp. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$8,137	$—	$—		$8,137
Brazil	75,669	—	—		75,669
Chile	16,096	—	—		16,096
China	100,603	630,874	—	^	731,477
Colombia	5,208	—	—		5,208
Egypt	—	6,028	—		6,028
India	24,347	323,489	—		347,836
Indonesia	—	21,742	—		21,742
Kuwait	—	8,035	—		8,035
Malaysia	8,519	19,437	—		27,956
Mexico	44,371	—	—		44,371
Peru	38,468	—	—		38,468
Poland	—	33,555	—		33,555
Qatar	5,883	—	—		5,883
Russia	—	—	—	^	—
Saudi Arabia	—	47,347	—		47,347
South Africa	31,101	34,971	—		66,072
South Korea	—	1,138,180	—		1,138,180
Taiwan	85,283	1,141,470	—		1,226,753
Thailand	—	49,620	—		49,620
Turkey	—	40,968	—		40,968
United Arab Emirates	—	13,602	—		13,602
United States	12,483	—	—		12,483
Total Common Stock	456,168	3,509,318	—		3,965,486
Equity-Linked Notes	—	98,696	—		98,696
Short-Term Investment	123,750	—	—		123,750
Total Investments in Securities	$579,918	$3,608,014	$—		$4,187,932

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation (Depreciation)	$863	$—	$—	$863
Total Other Financial Instruments	$863	$—	$—	$863

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2026 (Unaudited)

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3900